FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revolving Facility
Financial Instruments
Discount rate	7.90%
Carrying value
Financial Instruments
Financial assets	$ 97,959	$ 100,027
Financial liabilities	109,018	165,786
Carrying value | Amortized cost, liabilities | Trade and other payables
Financial Instruments
Financial liabilities	8,219	8,851
Carrying value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	9,541	7,967
Carrying value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities		22,800
Carrying value | Amortized cost, liabilities | Lease obligations
Financial Instruments
Financial liabilities	2,908	3,173
Carrying value | Amortized cost, liabilities | Credit Facility
Financial Instruments
Financial liabilities		122,995
Carrying value | Amortized cost, liabilities | Revolving Facility
Financial Instruments
Financial liabilities	88,350
Carrying value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets	96,632	96,278
Carrying value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	316	317
Carrying value | Amortized costs, financial asset | Restricted cash
Financial Instruments
Financial assets	1,011	3,432
Fair value
Financial Instruments
Financial liabilities, fair value	109,018	166,737
Financial assets, fair value	97,959	100,027
Fair value | Amortized cost, liabilities | Trade and other payables
Financial Instruments
Financial liabilities, fair value	8,219	8,851
Fair value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities, fair value	9,541	7,967
Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities, fair value		22,296
Fair value | Amortized cost, liabilities | Lease obligations
Financial Instruments
Financial liabilities, fair value	2,908	3,173
Fair value | Amortized cost, liabilities | Credit Facility
Financial Instruments
Financial liabilities, fair value		124,450
Fair value | Amortized cost, liabilities | Revolving Facility
Financial Instruments
Financial liabilities	88,400
Financial liabilities, fair value	88,350
Fair value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets, fair value	96,632	96,278
Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets, fair value	316	317
Fair value | Amortized costs, financial asset | Restricted cash
Financial Instruments
Financial assets, fair value	1,011	3,432
Fair value short term nature
Financial Instruments
Financial liabilities, fair value	17,638	16,466
Financial assets, fair value	298	296
Fair value short term nature | Amortized cost, liabilities | Trade and other payables
Financial Instruments
Financial liabilities, fair value	8,219	8,851
Fair value short term nature | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities, fair value	9,419	7,615
Fair value short term nature | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets, fair value	298	296
Level 1 of fair value hierarchy | Fair value
Financial Instruments
Financial liabilities, fair value	122	352
Financial assets, fair value	97,661	99,731
Level 1 of fair value hierarchy | Fair value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities, fair value	122	352
Level 1 of fair value hierarchy | Fair value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets, fair value	96,632	96,278
Level 1 of fair value hierarchy | Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets, fair value	18	21
Level 1 of fair value hierarchy | Fair value | Amortized costs, financial asset | Restricted cash
Financial Instruments
Financial assets, fair value	1,011	3,432
Level 2 of fair value hierarchy | Fair value
Financial Instruments
Financial liabilities, fair value	2,908	3,173
Level 2 of fair value hierarchy | Fair value | Amortized cost, liabilities | Lease obligations
Financial Instruments
Financial liabilities, fair value	2,908	3,173
Level 3 of fair value hierarchy | Fair value
Financial Instruments
Financial liabilities, fair value	88,350	146,746
Level 3 of fair value hierarchy | Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities, fair value		22,296
Level 3 of fair value hierarchy | Fair value | Amortized cost, liabilities | Credit Facility
Financial Instruments
Financial liabilities, fair value		$ 124,450
Level 3 of fair value hierarchy | Fair value | Amortized cost, liabilities | Revolving Facility
Financial Instruments
Financial liabilities, fair value	$ 88,350